Offerings	Jun. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares representing a 1/20th interest in a share of 6.25% Series B Mandatory Convertible Preferred Stock
Amount Registered | shares	192,500,000
Proposed Maximum Offering Price per Unit	50.00
Maximum Aggregate Offering Price	$ 9,625,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,329,212.50
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 was deferred pursuant to Rules 456(b) and 456(r) under the Securities Act and is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class C Capital Stock, par value $0.001 per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Included in this exhibit are: (i) 27,354,250 shares of the registrant's Class C Capital Stock, par value $0.001 per share (the "Class C Capital Stock"), issuable upon conversion of 9,625,000 shares of the registrant's 6.25% Series B Mandatory Convertible Preferred Stock, par value $0.001 per share, at the initial maximum conversion rate of 2.8420 shares of Class C Capital Stock per share of Series B Mandatory Convertible Preferred Stock; and (ii) up to 14,383,008 shares of Class C Capital Stock issuable on account of unpaid dividends, based on the initial floor price of $123.15 per share of Class C Capital Stock, as described in the prospectus supplement relating to the registration statement to which this exhibit is attached. Under Rule 416, the number of shares of Class C Capital Stock whose offer and sale are registered hereby includes an indeterminate number of shares of Class C Capital Stock that may be issued in connection with stock splits, stock dividends or similar transactions. Additionally, under Rule 457(i), there is no additional filing fee payable with respect to the shares of Class C Capital Stock issuable upon conversion of the Series B Mandatory Convertible Preferred Stock because no additional consideration will be received in connection with the exercise of the conversion privilege or upon mandatory conversion.